Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The Scotts Company LLC Retirement Savings Plan (the “Plan”) is a defined contribution plan covering substantially all employees of The Scotts Company LLC (the “Company”) and certain of its affiliates who meet the eligibility requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following description of the Plan provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions, such as eligibility, vesting, allocation and funding.

Effective January 1, 2025, the Plan was amended and restated to incorporate certain changes made available by the SECURE 2.0 Act of 2022, including enhanced catch-up contributions and domestic abuse withdrawal provisions.

Administration
The Company’s Benefits Administrative Committee is responsible for the general operation and administration of the Plan. Fidelity Management Trust Company serves as the Plan trustee, record keeper, and custodian.

Eligibility
Domestic employees are immediately eligible to participate in the Plan upon date of hire. Certain temporary employees are not eligible to participate in the Plan.

Contributions
The Plan provides for a participant to make pre-tax contributions of up to 75% of eligible earnings, not to exceed the annual Internal Revenue Service (“IRS”) maximum contribution amount. Participants have the option to designate all or any portion of their contributions as after-tax Roth contributions. Participants who will reach age 50 or older by the end of the calendar year may make catch-up contributions, with an enhanced catch-up limit available to those between ages 60 and 63.

Eligible employees are automatically enrolled in the Plan at a pre-tax contribution rate of 3% of compensation for those who do not opt out of such participation. The contribution rate is automatically escalated by an additional 1% of compensation up to a maximum of 6% of compensation. Employees also receive the applicable Company matching contribution. The Company provides matching contributions of 200% of employees’ initial 3% contribution and 50% of their remaining contribution up to 6%. At the end of each Plan year, the Company provides, if necessary, an additional true-up matching contribution to employees, based on their total elective contributions and eligible compensation for the Plan year. The Company may make additional discretionary profit sharing matching contributions to eligible employees on their initial 4% contribution. The Company may also make additional discretionary employer special contributions to the Plan on behalf of eligible employees.

Rollover contributions from other plans are also accepted provided certain specified conditions are met. Participants may direct their contributions and their Company matching contributions into any or all of the investment options under the Plan. Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code, as defined in the Plan document.

Participant Accounts
Each participant’s account is credited with the participant’s elective contributions, any rollover contributions made by the participant, allocations of the Company’s base, matching and discretionary contributions and Plan earnings. A participant is entitled to the benefit provided from the participant’s vested account balance.
Vesting
All participants are immediately vested in their contributions to the Plan plus actual earnings thereon. Company matching contributions and discretionary employer special contributions vest immediately, however, base retirement contributions made by the Company prior to January 1, 2011 vested after three years of service or immediately upon death, attainment of age 65 or permanent and total disability.

Forfeitures
The non-vested portions of participant account balances are forfeitable and used to reduce Company contributions to the Plan and to pay reasonable Plan expenses. Forfeitures used to reduce Company contributions or to offset plan expenses for the years ended December 31, 2025 and 2024 were immaterial to the financial statements. The total unused balance remaining in the forfeiture account was immaterial to the financial statements at December 31, 2025 and 2024.

Notes Receivable from Participants
Participant loans are permitted under certain circumstances and are subject to limitations. Participants may borrow from their account up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Participant loans are repaid over a period not to exceed 5 years, or 10 years if the loan is for the purchase of a principal residence. The loans are secured by the balance in the participant’s account and bear interest at rates managed by Fidelity Management Trust Company. Principal and interest are paid through payroll deductions. Loans are recorded at unpaid principal plus accrued but unpaid interest.

Payment of Benefits
Participants are eligible to receive benefit payments upon termination, retirement, death or disability equal to the vested balance of the participant’s account as of the business day the trustee processes the distribution. Normal retirement age is 65; however, the Plan also provides for in-service withdrawals for active employees under certain circumstances. Hardship withdrawals are permitted in accordance with IRS guidelines.

Administrative Expenses
Administrative expenses can be paid by the Company or from the assets of the Plan. Participants are responsible for a nominal plan administrative fee each quarter. Transaction fees (such as loan fees or distribution processing fees), are charged directly to the respective participant accounts to which the transactions relate.